INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Disclosure of major components of income tax expense
The major components of income tax expense include the following for the years ended December 31:

(US$ MILLIONS)	2019	2018	2017
Current income tax expense/(recovery)	$324	$186	$30
Deferred income tax expense/(recovery):
Origination and reversal of temporary differences	(138)	(61)	(14)
Recovery arising from previously unrecognized tax assets	(6)	(27)	(10)
Change of tax rates and imposition of new legislations	12	—	2
Total deferred income taxes	(132)	(88)	(22)
Income taxes	$192	$98	$8

Disclosure of effective tax rate differences
The partnership’s effective tax rate is different from the partnership’s composite income tax rate due to the following differences set out below:

	2019	2018	2017
Composite income tax rate	27%	27%	27%
Increase (reduction) in rate resulting from:
Portion of gains subject to different tax rates	(11)	(1)	(6)
International operations subject to different tax rates	(5)	(16)	5
Taxable income attributable to non-controlling interests	(6)	(3)	(18)
Recognition of deferred tax assets	—	(2)	(5)
Non-recognition of the benefit of current year’s tax losses	17	1	(1)
Change in tax rates and imposition of new legislation	4	—	—
Other	4	2	1
Effective income tax rate	30%	8%	3%

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
Deferred income tax assets and liabilities as at December 31, 2019 and 2018 relate to the following:

(US$ MILLIONS)	December 31, 2019	December 31, 2018
Non-capital losses (Canada)	$11	$28
Capital losses (Canada)	—	—
Losses (U.S.)	78	72
Losses (International)	264	78
Difference in basis	(1,489)	(765)
Total net deferred tax (liability)/asset	$(1,136)	$(587)
Reflected in the statement of financial position as follows:
Deferred income tax assets	667	280
Deferred income tax liabilities	(1,803)	(867)
Total net deferred tax (liability)/asset	$(1,136)	$(587)
The deferred income tax movements are as follows:

(US$ MILLIONS)	December 31, 2019	December 31, 2018
Opening net deferred tax (liability)/asset	$(587)	$(663)
Recognized in income	132	88
Recognized in other comprehensive income	15	(2)
Recognized in other (1)	(696)	(10)
Net deferred tax (liability)/asset	$(1,136)	$(587)
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(1)	The Other category primarily relates to acquisitions and dispositions and the foreign exchange impact of the deferred tax asset calculated in the functional currency of the operating entities.

Disclosure of expiry date of unrecognized deferred tax assets
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets:

(US$ MILLIONS)	December 31, 2019	December 31, 2018
One year from reporting date	$19	$10
Two years from reporting date	5	—
Three years from reporting date	5	1
After three years from reporting date	337	322
Do not expire	731	587
Total	$1,097	$920

Disclosure of components of income tax in other comprehensive income
The components of the income taxes in other comprehensive income for the years ended December 31, 2019, 2018, and 2017 are set out below:

(US$ MILLIONS)	2019	2018	2017
Fair value through OCI	$—	$(3)	$(1)
Net investment hedges	(15)	13	(8)
Cash flow hedges	(1)	(6)	10
Equity accounted investments	—	—	(1)
Pension plan actuarial changes	1	(2)	—
Total deferred tax expense (recovery) in other comprehensive income	$(15)	$2	$—